Financial Risk Management and Fair Values - Remaining Contractual Maturities of Financial Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	¥ 167,990	¥ 164,818
Bills payable	4,561	2,896
Accrued expenses and other payables	200,952	182,368
Amount due to ultimate holding company	26,714	21,677
Other non-current liabilities	5,107	0
Carrying amount [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	167,990	164,818
Bills payable	4,561	2,896
Accrued expenses and other payables	200,952	182,368
Amount due to ultimate holding company	26,714	21,677
Lease liabilities	66,633	74,303
Other non-current liabilities	460
Financial liabilities	467,310	446,062
Total contractual undiscounted cash flow [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	167,990	164,818
Bills payable	4,561	2,896
Accrued expenses and other payables	200,952	182,368
Amount due to ultimate holding company	26,714	21,677
Lease liabilities	72,291	80,973
Other non-current liabilities	479
Financial liabilities	472,987	452,732
Within 1 year or on demand [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	167,990	164,818
Bills payable	4,561	2,896
Accrued expenses and other payables	200,952	182,368
Amount due to ultimate holding company	26,714	21,677
Lease liabilities	23,780	23,814
Financial liabilities	423,997	395,573
More than 1 year but less than 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	22,927	39,791
Other non-current liabilities	67
Financial liabilities	22,994	39,791
More than 3 years but less than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	17,513	9,662
Other non-current liabilities	70
Financial liabilities	17,583	9,662
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	8,071	7,706
Other non-current liabilities	342
Financial liabilities	¥ 8,413	¥ 7,706